Financial Instruments - Derivative Financial Instruments and Hedging Activities - Footnotes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID and COS	$ 664	$ (27)	$ 520
Amount of pre-tax loss to be reclassified	145
Carrying value of short-term borrowings	16,195	8,831
Foreign currency short-term borrowings [Member]
Derivative [Line Items]
Carrying value of short-term borrowings	1,100
Foreign currency long-term debt [Member]
Derivative [Line Items]
Principal amount	2,000
Unsecured Debt [Member]
Derivative [Line Items]
Principal amount	1,800
Designated as Hedging Instrument [Member] | Cost of Sales [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID and COS	247	(13)
Designated as Hedging Instrument [Member] | Other (Income) Deductions And Cost Of Sales [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID and COS	$ 525	$ (182)